General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of general and administrative expenses [Abstract]
Professional services		$ 1,085	$ 372	$ 49
Share-based compensation		3,513	1,849	257
Salaries and social benefits	[1]	837	74	52
Insurance		1,174	68	14
Traveling abroad		165	50	8
Others		362	92	13
Total general and administrative expenses		$ 7,136	$ 2,505	$ 393

[1]	During 2022 and 2021 the Company paid to pension funds and to insurance companies an amount of $85 thousand and $14 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.